NOTE 8 - INCOME TAXES (Tables) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Components of the Company's Net Current and Deferred Income Tax Provision
	Fiscal year ended December 31, 2012					Fiscal year ended December 31, 2011
	Total	Continuing Operations		Discontinued Operations		Total	Continuing Operations		Discontinued Operations

Current:	$1,610,509		$(31,579)		$1,414,181	$—	$		$
Deferred:	$—	$		$		$12,600	$			$12,600
Total	$1,610,509		$(31,579)		$1,414,181	$12,600		$—		$12,600

Deferred Tax Assets
	2012	2011
Deferred tax assets:
Net operating loss	$—	$12,600
Net deferred tax asset	$—	$12,600

Effective Income Tax Rate Reconciliation
	2012	2011
Statutory rate	34.00%	34.00%
State income taxes, net of Federal tax benefit	5.50	5.50
Permanent differences	—	(35.30)
Valuation allowance-deferred tax asset from NOL	—	(2.10)
Effective rate	39.50%	(2.10)%